Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value Measurement
Summary of comparison by class of carrying amount and fair value of the group's financial instruments

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2020	2021	2020	2021
Financial assets
Assets carried at amortized cost
Trade and other receivables	2,368,395	870,452	2,368,395	870,452
Cash and cash equivalents	1,365,370	1,711,589	1,365,370	1,711,589
Term deposits	755,324	552,129	755,324	552,129
Other financial assets	307,700	139,901	307,700	139,901
Total	4,796,789	3,274,071	4,796,789	3,274,071

Financial liabilities
Liabilities carried at fair value
Share warrants	418,266	32,391	418,266	32,391
Liability for acquisition of business	800,000	-	800,000	-
Total	1,218,266	32,391	1,218,266	32,391

Liabilities carried at amortized cost
Trade and other payables	2,887,144	2,250,363	2,887,144	2,250,363
Borrowings	985,457	131,055	985,457	131,055
Other liabilities	310,051	268,663	310,051	268,663
Total	4,182,652	2,650,081	4,182,652	2,650,081

Schedule of financial instruments by fair value hierarchy

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	-	755,324	-	755,324
Other financial assets	-	307,700	-	307,700
Total assets	-	1,063,024	-	1,063,024
Liabilities carried at fair value
Warrants	418,264	-	2	418,266
Liability for business acquisition			800,000	800,000
Liabilities carried at amortized cost
Borrowings	-	985,457	-	985,457
Total Liabilities	418,264	985,457	800,002	2,203,723

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	-	552,129	-	552,129
Other financial assets	-	139,901	-	139,901
Total assets	-	692,030	-	692,030

Liabilities carried at fair value
Warrants	31,955	-	436	32,391
Liability for business acquisition	-	-	-	-
Liabilities carried at amortized cost
Borrowings	-	131,055	-	131,055
Total Liabilities	31,955	131,055	436	163,446

Schedule of valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2020 and March 31, 2021 as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
A. Financial Instruments measured at fair value:

Warrants	Black- Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.	Expected term: 1.16 years (PY: 1.66 years) Risk free rate: 0.08% (PY 0.22%)	The estimated fair value would increase (decrease) if: ● the expected term were higher (lower) ● the risk free rate were higher (lower)

Quoted Warrants	Fair market value	-	-

Liability for business acquisition (refer to Note 43)	Actual as per the terms of share purchase agreement	Adjusted earning of acquired entity	-

B. Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	-

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Schedule of reconciliation of fair value measurements categorized within level 1 and level 3 of the fair value hierarchy

Below is reconciliation of fair value measurements categorized within level 1 & level 3 of the fair value hierarchy

	April 1, 2019	Charge to profit or loss	Effects of movements in foreign exchange rates	March 31, 2020	Final Payment	Charge to profit or loss	Effects of movements in foreign exchange rates	March 31, 2021
Macquarie Corporate Holdings Pty Limited - Ordinary Warrants	94	(92)	-	2	-	441	(7)	436
Quoted Warrants	383,669	-	34,565	418,264	-	(379,435)	(6,874)	31,955
Liability for business acquisition (refer to Note 43)	1,190,009	(390,009)	-	800,000	(800,000)	-	-	-
Total	1,573,802	(390,101)	34,565	1,218,266	(800,000)	(378,994)	(6,881)	32,391